Note 20 - Management of Capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of capital management [text block]
	Year ended December 31,
	2017	2016
Equity	$99,587	$61,947
Less cash	2,474	2,457
	$97,113	$59,490